INVESTMENTS IN ASSOCIATES - Hyasynth Biologicals Inc. (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Oct. 23, 2020 CAD ($) tranches director	Sep. 12, 2018 CAD ($) tranches $ / shares shares	Oct. 23, 2020 CAD ($)	Aug. 31, 2021 CAD ($)	Aug. 31, 2020 CAD ($)
Disclosure of associates [line items]
Number of tranches | tranches	1	3
Purchase of interests in associates				$ 2,539	$ 0
CBD supply agreement (in years)				10 years
Number of nominee directors | director	2
Minimum
Disclosure of associates [line items]
Production-related milestones				24 months
Maximum
Disclosure of associates [line items]
Production-related milestones				36 months
Hyasynth Biologicals Inc
Disclosure of associates [line items]
Purchase of interests in associates		$ 10,000
Participating share		43.40%		46.70%
Ability to purchase up to annual cannabinoid or cannabinoid related production				100.00%
Percentage of discount agreed upon wholesale market price for period of ten years				10.00%
Convertible debentures receivable, face value				$ 5,000
Convertible debentures, conversion price | $ / shares		$ 40
Convertible debentures, total number of shares available upon conversion | shares		125,000
Commitment for convertible debentures on achievement of production related Milestones within 24 Months		$ 2,500
Aggregate commitment for convertible debentures on achievement of production related milestones within twenty four months		$ 5,000
Hyasynth Biologicals Inc | Achievement Of Contractual Production Related Milestone
Disclosure of associates [line items]
Convertible debentures receivable, face value	$ 7,500		$ 7,500
Potential proportion of ownership interest in associate			46.70%	8.00%
Advance given as convertible debentures	$ 2,500		$ 2,500